Unaudited Condensed Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)
Statement of Cash Flows [Abstract]
Net cash provided by/(used in) operating activities	¥ (4,916)	$ (677)	¥ 30,699
Cash flows from investing activities
Purchase of short-term investments	(17,114)	(2,355)	(72,868)
Redemption of short-term investments	17,104	2,354	76,288
Purchase of property and equipment	(1,565)	(215)	(7,632)
Proceeds from disposal of property and equipment	13	2
Cash deduction due to disposal of subsidiaries	(123)	(18)	(1,006)
Net used in investing activities	(1,685)	(232)	(5,218)
Cash flows from financing activities
Capital contribution from shareholders	1,705	235
Capital contribution from noncontrolling shareholders	193	27
Loan received from related parties	1,433	197
Loan repaid to related parties			(7,300)
Loan received from third parties	7,818	1,075	297
Loan repaid to third parties	(416)	(57)	(11,489)
Cash received from exercise of warrant	430	59
Net cash (used in)/provided by financing activities	11,163	1,536	(18,492)
Effects of exchange rate changes	907	125	(1,960)
Net increase in cash, cash equivalents and restricted cash	5,469	752	5,029
Cash, cash equivalents and restricted cash – beginning of the period	55,273	7,606	53,245
Cash, cash equivalents and restricted cash – end of the period	60,742	8,358	58,274
Supplemental disclosure of cash flow information:
Interest paid	1,550	213	2,041
Income taxes paid			14
Supplemental disclosure of noncash information:
Payable for purchase of property and equipment			2,233
Right-of-use assets obtained in exchange for new operating lease liabilities			766
ROU assets disposed as reduction of operating lease liabilities due to lease termination			84,770
Conversion of convertible bond’s principle			12,942
Disposal of properties and prepaid expenses and other current assets in exchange for long-term investments			48,130
Settlement of accrued expenses and other current liabilities with other non-current assets	¥ 8,811	$ 1,212